RBC International Small Cap Equity Fund Average Annual Total Returns	12 Months Ended	25 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World ex-USA NR Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 14, 2022)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	8.68%
MSCI All Country World ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 14, 2022)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.36%	7.94%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.99%	5.95%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.63%	9.32%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.50%	9.18%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.82%	7.31%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	10.69%	9.37%